Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 666,501	$ 533,916	$ 554,690
Research and development	122,265	114,859	123,037
General and administrative	23,915	23,672	21,823
Sales and marketing	16,675	17,628	20,380
Income tax benefit	11,712	416	994
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	70		56
Research and development	3,924	86	3,104
General and administrative	319	26	373
Sales and marketing	520	19	538
Total compensation from RSUs	4,833	131	4,071
Income tax benefit	$ 1,044	$ 30	$ 894